Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 35,270	$ 46,674
Deposit in escrow (Note 12A1)		5,238
Investments in marketable securities	68	1,509
Accounts receivable (net of allowance for doubtful accounts)	25,294	31,161
Loan to former employee	340
Other current assets (Note 2)	15,165	12,770
Inventories (Note 3)	10,881	8,501
Total current assets	87,018	105,853
Long-term investments and other assets
Deposit in Escrow (Note 12A1)	4,888	7,858
Investments in affiliated company (Note 4A)	207	220
Investments in other company (Note 4B)	80	86
Other non-current assets (Note 5)	2,216	3,709
Loan to former employee		558
Deferred income taxes (Note 16)	5,568	4,934
Funds in respect of employee rights upon retirement	4,741	4,498
Total non-current assets	17,700	21,863
Property and equipment, net (Note 6)	40,870	46,147
Intangible assets, net (Note 7)	3,355	4,402
Goodwill (Note 8)	8,514	10,079
Total assets	157,457	188,344
Current liabilities
Credit from banking institutions (Note 9)	390	98
Accounts payable	9,319	10,506
Deferred revenues	7,869	6,714
Litigation obligation (Note 12A2)		21,852
Other current liabilities (Note 10)	20,966	18,089
Total current liabilities	38,544	57,259
Long-term liabilities
Long term Loans (Note 11)	173	233
Liability for employee rights upon retirement	6,865	6,472
Provision for contingencies	4,250	5,324
Other non-current liabilities	753	1,974
Deferred revenues	728	873
Deferred income taxes (Note 16)	792	1,046
Total non-current liabilities	13,561	15,922
Contingent liabilities, liens and guarantees (Note 12)
Equity:
Share capital - ordinary shares of NIS 0.33 1/3 par value: Authorized - December 31, 2011 and 2010 - 60,000,000 shares Issued and outstanding - December 31, 2011 and 2010 - 23,475,431 shares	1,983	1,983
Additional paid- in capital	71,927	71,927
Accumulated other comprehensive income	14,153	23,226
Retained earning	43,185	43,689
Treasury stock at cost - December 31, 2011 and 2010 - 2,507,314 shares	(30,054)	(30,054)
Stockholders' equity	101,194	110,771
Non-controlling interests	4,158	4,392
Total equity	105,352	115,163
Total liabilities and equity	$ 157,457	$ 188,344